Vanguard® Core Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (50.9%)
U.S. Government Securities (29.5%)
[1]	United States Treasury Note/Bond	4.250%	1/31/26	41,026	41,026
	United States Treasury Note/Bond	3.750%	4/15/26	1,116	1,109
	United States Treasury Note/Bond	4.625%	6/30/26	25,481	25,620
	United States Treasury Note/Bond	0.625%	7/31/26	40,824	38,579
	United States Treasury Note/Bond	4.375%	7/31/26	4,800	4,809
	United States Treasury Note/Bond	1.125%	10/31/26	2,593	2,452
	United States Treasury Note/Bond	4.000%	1/15/27	2,871	2,857
	United States Treasury Note/Bond	4.125%	2/15/27	941	938
	United States Treasury Note/Bond	1.875%	2/28/27	3,348	3,185
	United States Treasury Note/Bond	4.250%	3/15/27	200	200
	United States Treasury Note/Bond	2.500%	3/31/27	100	96
	United States Treasury Note/Bond	0.500%	4/30/27	1,475	1,353
	United States Treasury Note/Bond	2.750%	4/30/27	1,487	1,438
	United States Treasury Note/Bond	0.500%	5/31/27	900	823
	United States Treasury Note/Bond	4.375%	7/15/27	2,962	2,970
	United States Treasury Note/Bond	0.375%	7/31/27	2,000	1,811
	United States Treasury Note/Bond	0.375%	9/30/27	22,684	20,412
	United States Treasury Note/Bond	3.875%	10/15/27	2,500	2,474
	United States Treasury Note/Bond	4.125%	10/31/27	771	768
	United States Treasury Note/Bond	3.875%	11/30/27	3,147	3,112
	United States Treasury Note/Bond	1.000%	7/31/28	19,338	17,217
	United States Treasury Note/Bond	1.125%	8/31/28	2,070	1,847
	United States Treasury Note/Bond	2.375%	3/31/29	2,712	2,504
	United States Treasury Note/Bond	2.375%	5/15/29	1,864	1,718
	United States Treasury Note/Bond	2.750%	5/31/29	1,374	1,285
	United States Treasury Note/Bond	3.250%	6/30/29	1,109	1,058
	United States Treasury Note/Bond	2.625%	7/31/29	3,939	3,655
	United States Treasury Note/Bond	3.500%	9/30/29	1,400	1,348
	United States Treasury Note/Bond	3.875%	12/31/29	2,200	2,150
	United States Treasury Note/Bond	3.625%	3/31/30	1,252	1,207
	United States Treasury Note/Bond	3.750%	5/31/30	1,356	1,313
	United States Treasury Note/Bond	3.750%	6/30/30	261	253
	United States Treasury Note/Bond	4.000%	7/31/30	2,113	2,069
	United States Treasury Note/Bond	0.625%	8/15/30	16,000	13,000
	United States Treasury Note/Bond	4.125%	8/31/30	2,118	2,086
	United States Treasury Note/Bond	4.625%	9/30/30	1,086	1,097
	United States Treasury Note/Bond	4.875%	10/31/30	1,800	1,840
	United States Treasury Note/Bond	4.375%	11/30/30	2,557	2,549
	United States Treasury Note/Bond	4.000%	1/31/31	1,052	1,027
	United States Treasury Note/Bond	4.125%	3/31/31	2,730	2,681
	United States Treasury Note/Bond	1.625%	5/15/31	4,000	3,376
	United States Treasury Note/Bond	4.625%	5/31/31	5,205	5,251
	United States Treasury Note/Bond	4.250%	6/30/31	4,579	4,523
	United States Treasury Note/Bond	4.125%	7/31/31	5,000	4,902
	United States Treasury Note/Bond	1.250%	8/15/31	10,187	8,315
	United States Treasury Note/Bond	3.750%	8/31/31	4,500	4,313
	United States Treasury Note/Bond	3.625%	9/30/31	1,400	1,331
	United States Treasury Note/Bond	4.125%	10/31/31	4,645	4,549
	United States Treasury Note/Bond	1.375%	11/15/31	8,615	7,043
	United States Treasury Note/Bond	4.125%	11/30/31	8,000	7,832
	United States Treasury Note/Bond	1.875%	2/15/32	6,287	5,291
	United States Treasury Note/Bond	2.875%	5/15/32	5,750	5,168
	United States Treasury Note/Bond	2.750%	8/15/32	1,500	1,331
	United States Treasury Note/Bond	3.375%	5/15/33	10,000	9,194
	United States Treasury Note/Bond	3.875%	8/15/33	910	866
	United States Treasury Note/Bond	4.500%	11/15/33	1,131	1,126
	United States Treasury Note/Bond	4.000%	2/15/34	560	536
	United States Treasury Note/Bond	4.375%	5/15/34	2,000	1,971
	United States Treasury Note/Bond	3.875%	8/15/34	4,000	3,785
	United States Treasury Note/Bond	1.125%	5/15/40	4,433	2,667
	United States Treasury Note/Bond	4.375%	5/15/40	3,612	3,456
	United States Treasury Note/Bond	1.125%	8/15/40	3,473	2,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	8/15/40	2,575	2,318
	United States Treasury Note/Bond	1.375%	11/15/40	2,932	1,814
	United States Treasury Note/Bond	4.250%	11/15/40	4,500	4,230
	United States Treasury Note/Bond	1.875%	2/15/41	3,401	2,277
	United States Treasury Note/Bond	4.750%	2/15/41	3,080	3,067
	United States Treasury Note/Bond	2.000%	11/15/41	3,001	2,015
	United States Treasury Note/Bond	2.375%	2/15/42	4,230	3,011
	United States Treasury Note/Bond	3.125%	2/15/42	2,600	2,086
	United States Treasury Note/Bond	2.750%	8/15/42	328	246
	United States Treasury Note/Bond	3.375%	8/15/42	666	550
	United States Treasury Note/Bond	2.750%	11/15/42	1,425	1,064
	United States Treasury Note/Bond	3.125%	2/15/43	5,423	4,282
	United States Treasury Note/Bond	3.875%	2/15/43	372	328
	United States Treasury Note/Bond	2.875%	5/15/43	1,644	1,245
	United States Treasury Note/Bond	3.875%	5/15/43	3,388	2,984
	United States Treasury Note/Bond	3.625%	8/15/43	2,006	1,699
	United States Treasury Note/Bond	4.375%	8/15/43	1,835	1,727
	United States Treasury Note/Bond	3.750%	11/15/43	1,577	1,358
	United States Treasury Note/Bond	4.750%	11/15/43	1,343	1,327
	United States Treasury Note/Bond	3.625%	2/15/44	1,616	1,363
	United States Treasury Note/Bond	4.500%	2/15/44	1,315	1,256
	United States Treasury Note/Bond	3.375%	5/15/44	1,429	1,158
	United States Treasury Note/Bond	4.625%	5/15/44	935	907
	United States Treasury Note/Bond	3.125%	8/15/44	1,638	1,271
	United States Treasury Note/Bond	4.125%	8/15/44	2,508	2,271
	United States Treasury Note/Bond	3.000%	11/15/44	2,611	1,982
	United States Treasury Note/Bond	4.625%	11/15/44	1,649	1,600
	United States Treasury Note/Bond	2.500%	2/15/45	1,800	1,249
	United States Treasury Note/Bond	3.000%	5/15/45	1,440	1,088
	United States Treasury Note/Bond	2.875%	8/15/45	1,500	1,106
	United States Treasury Note/Bond	2.500%	5/15/46	1,000	681
	United States Treasury Note/Bond	2.250%	8/15/46	7,295	4,710
	United States Treasury Note/Bond	2.875%	11/15/46	6,458	4,692
	United States Treasury Note/Bond	3.000%	2/15/47	5,904	4,376
	United States Treasury Note/Bond	3.000%	5/15/47	1,000	739
	United States Treasury Note/Bond	2.750%	8/15/47	1,134	798
	United States Treasury Note/Bond	2.750%	11/15/47	1,108	778
	United States Treasury Note/Bond	3.000%	2/15/48	868	637
	United States Treasury Note/Bond	3.125%	5/15/48	337	253
	United States Treasury Note/Bond	3.000%	8/15/48	5,750	4,201
	United States Treasury Note/Bond	3.375%	11/15/48	7,000	5,470
	United States Treasury Note/Bond	3.000%	2/15/49	2,770	2,016
[2]	United States Treasury Note/Bond	2.875%	5/15/49	4,079	2,894
	United States Treasury Note/Bond	2.375%	11/15/49	4,325	2,750
	United States Treasury Note/Bond	1.250%	5/15/50	7,568	3,590
	United States Treasury Note/Bond	1.375%	8/15/50	7,235	3,529
	United States Treasury Note/Bond	1.625%	11/15/50	1,708	891
	United States Treasury Note/Bond	1.875%	2/15/51	6,875	3,826
	United States Treasury Note/Bond	2.375%	5/15/51	6,475	4,075
	United States Treasury Note/Bond	2.000%	8/15/51	398	227
	United States Treasury Note/Bond	1.875%	11/15/51	7,012	3,870
	United States Treasury Note/Bond	2.250%	2/15/52	6,641	4,029
	United States Treasury Note/Bond	3.000%	8/15/52	7,800	5,601
	United States Treasury Note/Bond	4.000%	11/15/52	2,400	2,092
	United States Treasury Note/Bond	3.625%	2/15/53	770	626
	United States Treasury Note/Bond	3.625%	5/15/53	769	626
	United States Treasury Note/Bond	4.750%	11/15/53	539	534
	United States Treasury Note/Bond	4.250%	2/15/54	670	612
	United States Treasury Note/Bond	4.625%	5/15/54	900	876
					429,711
Conventional Mortgage-Backed Securities (19.7%)
[3,4]	Ginnie Mae II Pool	2.000%	11/20/51–1/15/55	9,544	7,628
[3,4]	Ginnie Mae II Pool	2.500%	8/20/51–1/15/55	10,095	8,428
[3]	Ginnie Mae II Pool	3.000%	9/20/51	13,673	11,867
[3,4]	Ginnie Mae II Pool	3.500%	10/20/48–1/15/55	7,349	6,603
[3]	Ginnie Mae II Pool	4.000%	11/20/52	4,910	4,530
[3,4]	Ginnie Mae II Pool	4.500%	9/20/52–1/15/55	6,701	6,343
[3,4]	Ginnie Mae II Pool	5.000%	12/20/52–1/15/55	8,210	7,972
[3,4]	Ginnie Mae II Pool	5.500%	4/20/53–1/15/55	8,731	8,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Ginnie Mae II Pool	6.000%	1/20/54–1/15/55	6,088	6,187
[3,4]	Ginnie Mae II Pool	6.500%	9/20/53–1/15/55	3,295	3,401
[3]	Ginnie Mae II Pool	7.000%	8/20/54	491	504
[3,4,5]	UMBS Pool	1.500%	7/1/36–1/25/40	9,826	8,463
[3,4,5]	UMBS Pool	2.000%	8/1/36–1/25/55	58,263	45,781
[3,4,5]	UMBS Pool	2.500%	1/25/40–1/25/55	38,826	32,386
[3,4,5]	UMBS Pool	3.000%	1/25/40–1/25/55	33,356	28,666
[3,4,5]	UMBS Pool	3.500%	1/25/40–1/25/55	1,640	1,580
[3,4,5]	UMBS Pool	4.000%	12/1/39–1/25/55	22,467	20,693
[3,4,5]	UMBS Pool	4.500%	1/25/40–1/25/55	11,345	10,743
[3,4,5]	UMBS Pool	5.000%	1/25/40–1/25/55	17,673	17,180
[3,4,5]	UMBS Pool	5.500%	6/1/53–1/25/55	19,898	19,772
[3,4,5]	UMBS Pool	6.000%	10/1/53–1/25/55	17,196	17,452
[3,4,5]	UMBS Pool	6.500%	9/1/53–1/25/55	9,802	10,104
[3,5]	UMBS Pool	7.000%	6/1/54–12/1/54	1,699	1,761
					286,781
Nonconventional Mortgage-Backed Securities (1.7%)
[3,5]	Fannie Mae REMICS	1.750%	9/25/49	5,859	4,838
[3,5]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	9,470	8,122
[3,5]	Fannie Mae REMICS	3.500%	5/25/47	523	457
[3,5]	Freddie Mac REMICS	1.000%	8/25/50	1,134	894
[3,5]	Freddie Mac REMICS	3.000%	2/15/44–4/15/46	8,230	7,101
[3,5]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	1,422	1,242
[3,5]	Freddie Mac REMICS	4.000%	2/15/48	2,333	2,121
					24,775
Total U.S. Government and Agency Obligations (Cost $760,270)					741,267
Asset-Backed/Commercial Mortgage-Backed Securities (7.0%)
[3,6]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	233	233
[3,6]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	100
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	230	233
[3,6]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	560	531
[3,6]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	100	101
[3,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	125	120
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	101
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	125	130
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	50	47
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	500	488
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	510	459
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	140	117
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	725	669
[3]	BANK Series 2022-BNK41	3.790%	4/15/65	190	173
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	1,220	1,248
[3]	BANK Series 2024-5YR9	5.614%	8/15/57	420	427
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	650	672
[3]	BANK Series 2024-BNK48	5.053%	10/15/57	1,620	1,595
[3]	BANK Series 2024-BNK48	5.355%	10/15/57	600	590
[3,6]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	100	101
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	440	414
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	110	101
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	2,000	1,947
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	70	59
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	120	101
[3]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	500	472
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	200	192
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	145	149
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	265	274
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	200	201
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	250	261
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	170	172
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	950	971
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	550	562
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	1,000	864
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	315	302
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	130	116
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	213
[3]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	500	509
[3]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	360	374
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	270	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	238
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	75	79
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	260	265
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	500	513
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	460	476
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	420	426
[3]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	300	302
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	495	447
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	1,170	1,171
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	100	100
[3,6,7]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.948%	10/16/28	80	80
[3]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	110	111
[3]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	80	80
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	750	750
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	150	150
[3]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	50	50
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	50	50
[3]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	40	40
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	500	497
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	150	143
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	125	126
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	125	125
[3,6]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	50	51
[3,6]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	450	452
[3,6]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	290	291
[3,6]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	230	230
[3,6]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	150	145
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	810	778
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	220	214
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	1,510	1,377
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	185	186
[3,6]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	231	229
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.569%	5/25/44	289	290
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.569%	7/25/44	98	98
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.719%	9/25/44	558	560
[3]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	500	454
[3,6]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	57	55
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	2,000	1,688
[3,6]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	100	100
[3,6]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/30	100	100
[3,6]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	100
[3,6]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	394	365
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	100	100
[3]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	200	199
[3]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	210	208
[3]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	310	304
[3,6]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	330	329
[3,6]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	310	308
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	180	182
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	240	242
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	125	125
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	125	126
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	125	126
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	170	171
[3]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	400	392
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	1,350	1,351
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	170	170
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	120	120
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	470	472
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	160	163
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	125	126
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	1,390	1,376
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	330	325
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	1,620	1,591
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	140	136
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.919%	2/25/44	114	115
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.819%	5/25/44	93	94
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.619%	10/25/44	426	427
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.819%	8/25/44	387	388
[3,6]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	2,001	2,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	1,091	1,085
[3,6]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	3,279	3,275
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	250	252
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	125	126
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	330	328
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	125	126
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	510	506
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	70	70
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	126
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	175	177
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	125	125
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	830	831
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	1,510	1,511
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	130	130
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	202
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	240	208
[3,6]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	101
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	1,250	1,244
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	140	139
[3,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	135	136
[3,6]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	100	101
[3,6]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	308	308
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	125	127
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	170	170
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	100	100
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	360	363
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	150	150
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	440	436
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	40	40
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	120	119
[3,6]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	850	839
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	70	71
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	50	51
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	30	30
[3,6]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	30	30
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	140	139
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	150	148
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	130	128
[3,6]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	80	79
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	125	126
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	225	219
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	150	137
[3,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	8,094	7,287
[3,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	817	828
[3,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	125	126
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	310	309
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	100	99
[3,6]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	265	266
[3,6]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	510	517
[3,6]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	294	292
[3,6]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	1,183	1,181
[3,6]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	9,100	9,120
[3,6]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	250	248
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	93
[3,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	125	114
[3,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	330	303
[3,6]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	130	118
[3,6]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	1,205	1,220
[3,6]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	249
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	75	76
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	125	129
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	170	172
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	180	182
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	190	193
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	170	170
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	520	519
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	270	269
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	1,820	1,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	1,740	1,723
[3,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	90	91
[3,6]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	50	50
[3,6]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	1,083	1,083
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	125	126
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	100	101
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	125	127
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	470	468
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	180	178
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	300	296
[3,6]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	450	455
[3,6]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	240	244
[3,6]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	289	288
[3,6]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	830	824
[3,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	180	183
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	185	185
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	660	658
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	140	139
[3,6]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	200	202
[3,6]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	350	337
[3,6]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	140	135
[3,6]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	118	119
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,000	961
[3,6]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	80	80
[3,6]	VEGAS Trust Series 2024-TI	5.518%	11/10/39	310	311
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	190	191
[3,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	125	124
[3,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	290	293
[3,6]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	280	284
[3,6]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	130	131
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	1,080	1,070
[3]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	430	430
[3]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	180	180
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	1,960	1,964
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	130	130
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	720	705
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	486
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	440	442
[3,6]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	89	84
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	2,930	2,910
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	125	127
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $102,381)					101,867
Corporate Bonds (30.7%)
Communications (2.1%)
	AMC Networks Inc.	4.250%	2/15/29	9	7
	AppLovin Corp.	5.125%	12/1/29	1,174	1,170
	AT&T Inc.	2.750%	6/1/31	500	435
	AT&T Inc.	2.250%	2/1/32	70	58
	AT&T Inc.	4.850%	3/1/39	400	370
	AT&T Inc.	4.750%	5/15/46	399	346
	AT&T Inc.	4.500%	3/9/48	296	244
	AT&T Inc.	3.650%	6/1/51	190	134
	AT&T Inc.	3.500%	9/15/53	750	505
	AT&T Inc.	3.550%	9/15/55	30	20
	AT&T Inc.	3.650%	9/15/59	120	79
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	800	647
[6]	CCO Holdings LLC	4.750%	3/1/30	130	119
	Charter Communications Operating LLC	4.200%	3/15/28	980	947
	Charter Communications Operating LLC	6.100%	6/1/29	3,056	3,114
	Charter Communications Operating LLC	2.300%	2/1/32	78	62
	Charter Communications Operating LLC	4.400%	4/1/33	128	114
	Charter Communications Operating LLC	6.650%	2/1/34	8	8
	Charter Communications Operating LLC	6.550%	6/1/34	500	511
	Charter Communications Operating LLC	3.500%	3/1/42	70	48
	Charter Communications Operating LLC	6.484%	10/23/45	30	28
	Charter Communications Operating LLC	5.750%	4/1/48	300	257
	Charter Communications Operating LLC	3.700%	4/1/51	400	251
	Charter Communications Operating LLC	3.900%	6/1/52	500	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	3.950%	6/30/62	200	122
[8]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	180
	Comcast Corp.	3.400%	7/15/46	200	140
	Comcast Corp.	3.969%	11/1/47	800	607
	Comcast Corp.	3.450%	2/1/50	271	185
	Comcast Corp.	2.800%	1/15/51	290	172
	Comcast Corp.	2.987%	11/1/63	990	557
	Discovery Communications LLC	4.125%	5/15/29	400	373
	Discovery Communications LLC	3.625%	5/15/30	390	347
	Discovery Communications LLC	6.350%	6/1/40	30	28
[6]	DISH Network Corp.	11.750%	11/15/27	45	48
	Fox Corp.	6.500%	10/13/33	407	428
[6]	Frontier Communications Holdings LLC	8.625%	3/15/31	15	16
	Meta Platforms Inc.	4.450%	8/15/52	800	672
	Meta Platforms Inc.	5.600%	5/15/53	800	798
	Meta Platforms Inc.	5.750%	5/15/63	200	201
[6]	Midcontinent Communications	8.000%	8/15/32	80	82
	Netflix Inc.	5.875%	11/15/28	1,340	1,388
[6]	News Corp.	3.875%	5/15/29	5	5
[6]	Outfront Media Capital LLC	4.625%	3/15/30	10	9
	Paramount Global	2.900%	1/15/27	132	126
	Paramount Global	6.875%	4/30/36	90	91
	Paramount Global	5.850%	9/1/43	500	431
	Paramount Global	4.900%	8/15/44	1,150	872
	Paramount Global	4.600%	1/15/45	75	55
	Rogers Communications Inc.	3.200%	3/15/27	500	483
	Rogers Communications Inc.	5.000%	2/15/29	400	397
	Rogers Communications Inc.	5.300%	2/15/34	70	68
	Rogers Communications Inc.	4.550%	3/15/52	800	638
	Sprint Capital Corp.	8.750%	3/15/32	50	60
	Time Warner Cable LLC	7.300%	7/1/38	30	31
	Time Warner Cable LLC	5.875%	11/15/40	270	241
	Time Warner Cable LLC	4.500%	9/15/42	130	97
	Uber Technologies Inc.	4.300%	1/15/30	455	440
	Uber Technologies Inc.	4.800%	9/15/34	340	324
	Uber Technologies Inc.	5.350%	9/15/54	705	651
[6]	Univision Communications Inc.	8.000%	8/15/28	3	3
[6]	Univision Communications Inc.	8.500%	7/31/31	97	95
	Verizon Communications Inc.	4.125%	3/16/27	800	791
	Verizon Communications Inc.	2.100%	3/22/28	300	276
	Verizon Communications Inc.	4.500%	8/10/33	900	849
	Verizon Communications Inc.	4.400%	11/1/34	800	740
	Verizon Communications Inc.	2.650%	11/20/40	455	311
	Verizon Communications Inc.	3.400%	3/22/41	1,917	1,450
	Verizon Communications Inc.	2.875%	11/20/50	2,160	1,321
	Verizon Communications Inc.	5.500%	2/23/54	80	76
	Verizon Communications Inc.	2.987%	10/30/56	901	534
	Verizon Communications Inc.	3.700%	3/22/61	540	366
	Vodafone Group plc	4.875%	6/19/49	527	453
	Vodafone Group plc	5.625%	2/10/53	30	29
	Vodafone Group plc	5.750%	6/28/54	905	873
	Vodafone Group plc	5.125%	6/19/59	100	87
[6]	VZ Secured Financing BV	5.000%	1/15/32	30	27
	Warnermedia Holdings Inc.	3.755%	3/15/27	370	356
	Warnermedia Holdings Inc.	4.279%	3/15/32	105	92
	Warnermedia Holdings Inc.	5.050%	3/15/42	478	383
[6]	Windstream Services LLC	8.250%	10/1/31	5	5
					30,275
Consumer Discretionary (0.9%)
[6]	1011778 BC ULC	6.125%	6/15/29	15	15
[6]	1011778 BC ULC	5.625%	9/15/29	10	10
	Amazon.com Inc.	3.250%	5/12/61	235	153
	American Axle & Manufacturing Inc.	5.000%	10/1/29	10	9
[3]	American Honda Finance Corp.	5.050%	7/10/31	310	306
	AutoZone Inc.	5.100%	7/15/29	1,500	1,507
	AutoZone Inc.	5.400%	7/15/34	500	497
[6]	Belron UK Finance plc	5.750%	10/15/29	10	10
	BorgWarner Inc.	4.950%	8/15/29	95	94
[6]	Caesars Entertainment Inc.	8.125%	7/1/27	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Carnival Corp.	10.500%	6/1/30	3	3
[6]	Champ Acquisition Corp.	8.375%	12/1/31	5	5
[6]	Churchill Downs Inc.	5.500%	4/1/27	60	59
[6]	Churchill Downs Inc.	5.750%	4/1/30	10	10
[6]	Churchill Downs Inc.	6.750%	5/1/31	30	30
	Dana Inc.	4.250%	9/1/30	20	19
	DR Horton Inc.	5.000%	10/15/34	370	357
	Ford Motor Co.	4.750%	1/15/43	300	236
	Ford Motor Credit Co. LLC	6.798%	11/7/28	100	104
	Ford Motor Credit Co. LLC	7.350%	3/6/30	300	318
	Ford Motor Credit Co. LLC	6.054%	11/5/31	1,105	1,096
[6]	Garda World Security Corp.	8.250%	8/1/32	17	17
[6]	Garrett Motion Holdings Inc.	7.750%	5/31/32	23	23
	General Motors Co.	5.000%	4/1/35	188	176
	General Motors Co.	6.250%	10/2/43	500	495
	General Motors Financial Co. Inc.	1.500%	6/10/26	350	334
	General Motors Financial Co. Inc.	4.350%	1/17/27	90	89
	General Motors Financial Co. Inc.	5.350%	7/15/27	135	136
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,370	1,242
	General Motors Financial Co. Inc.	5.550%	7/15/29	290	293
	General Motors Financial Co. Inc.	5.850%	4/6/30	117	120
	General Motors Financial Co. Inc.	6.400%	1/9/33	650	674
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	70	62
[6]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	75	74
	Hyatt Hotels Corp.	5.250%	6/30/29	15	15
	Hyatt Hotels Corp.	5.500%	6/30/34	420	416
[6]	Lithia Motors Inc.	3.875%	6/1/29	60	55
	Lowe's Cos. Inc.	3.700%	4/15/46	500	369
	Marriott International Inc.	4.875%	5/15/29	130	130
[6]	MGM China Holdings Ltd.	4.750%	2/1/27	30	29
[6]	MGM China Holdings Ltd.	7.125%	6/26/31	35	35
	MGM Resorts International	6.500%	4/15/32	40	40
[6]	NCL Corp. Ltd.	7.750%	2/15/29	25	26
	Newell Brands Inc.	6.375%	9/15/27	10	10
	Newell Brands Inc.	6.625%	9/15/29	5	5
	Newell Brands Inc.	6.375%	5/15/30	5	5
	Newell Brands Inc.	6.625%	5/15/32	5	5
	Newell Brands Inc.	7.000%	4/1/46	73	70
	Owens Corning	5.700%	6/15/34	295	300
	Owens Corning	5.950%	6/15/54	150	148
[6]	Phinia Inc.	6.625%	10/15/32	10	10
[9]	Richemont International Holding SA	1.125%	5/26/32	400	361
[6]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	25	25
[6]	Saks Global Enterprises LLC	11.000%	12/15/29	15	14
[6]	Six Flags Entertainment Corp.	6.625%	5/1/32	20	20
[6]	Standard Building Solutions Inc.	6.500%	8/15/32	10	10
[6]	Studio City Finance Ltd.	5.000%	1/15/29	2	2
	Tapestry Inc.	5.100%	3/11/30	330	326
	Toyota Motor Credit Corp.	4.550%	8/9/29	920	908
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	320	311
[6]	Vail Resorts Inc.	6.500%	5/15/32	35	35
[9]	Volkswagen International Finance NV	3.500%	Perpetual	200	186
[9]	Volkswagen International Finance NV	3.875%	Perpetual	200	202
[6]	Wayfair LLC	7.250%	10/31/29	5	5
[6]	Wynn Macau Ltd.	5.125%	12/15/29	2	2
					12,650
Consumer Staples (0.8%)
	Altria Group Inc.	3.400%	5/6/30	118	108
	Altria Group Inc.	5.375%	1/31/44	300	279
	Altria Group Inc.	3.875%	9/16/46	8	6
	Altria Group Inc.	3.700%	2/4/51	30	20
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	115	104
[3,9]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	100	98
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,130	1,047
	Avery Dennison Corp.	4.875%	12/6/28	353	352
	BAT Capital Corp.	3.557%	8/15/27	400	387
	BAT Capital Corp.	2.259%	3/25/28	110	101
	BAT Capital Corp.	5.834%	2/20/31	150	153
	BAT Capital Corp.	6.421%	8/2/33	895	945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	4.390%	8/15/37	310	267
	BAT Capital Corp.	4.540%	8/15/47	520	410
	BAT Capital Corp.	4.758%	9/6/49	140	113
	BAT Capital Corp.	7.081%	8/2/53	40	44
[3,9]	British American Tobacco plc	3.000%	Perpetual	500	507
[9]	Coca-Cola Co.	3.750%	8/15/53	100	104
	Conagra Brands Inc.	5.400%	11/1/48	450	408
	Constellation Brands Inc.	4.750%	5/9/32	100	96
[6]	Energizer Holdings Inc.	4.375%	3/31/29	30	28
	JBS USA Holding Lux Sarl	3.625%	1/15/32	150	132
	JBS USA Holding Lux Sarl	5.750%	4/1/33	60	60
	JBS USA Holding Lux Sarl	6.750%	3/15/34	8	9
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	10
	JBS USA Holding Lux Sarl	7.250%	11/15/53	93	102
[6]	KeHE Distributors LLC	9.000%	2/15/29	50	52
	Keurig Dr Pepper Inc.	4.500%	11/15/45	30	25
	Kraft Heinz Foods Co.	4.875%	10/1/49	200	171
	Kroger Co.	5.000%	9/15/34	935	906
	Kroger Co.	3.950%	1/15/50	200	150
	Kroger Co.	5.500%	9/15/54	600	564
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	110	101
[6]	Performance Food Group Inc.	6.125%	9/15/32	5	5
[9]	Philip Morris International Inc.	0.800%	8/1/31	800	704
	Philip Morris International Inc.	5.750%	11/17/32	500	514
	Philip Morris International Inc.	5.250%	2/13/34	230	227
[9]	Philip Morris International Inc.	1.450%	8/1/39	100	73
	Philip Morris International Inc.	4.500%	3/20/42	70	60
[6]	Post Holdings Inc.	6.375%	3/1/33	15	15
[6]	Post Holdings Inc.	6.250%	10/15/34	5	5
	Tyson Foods Inc.	3.550%	6/2/27	900	873
	Unilever Capital Corp.	2.125%	9/6/29	750	668
[6]	US Foods Inc.	5.750%	4/15/33	10	10
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	5	5
					11,018
Energy (2.5%)
[6]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	23	23
[6]	Blue Racer Midstream LLC	7.000%	7/15/29	11	11
[6]	Blue Racer Midstream LLC	7.250%	7/15/32	5	5
	Boardwalk Pipelines LP	4.800%	5/3/29	156	154
	BP Capital Markets America Inc.	3.000%	2/24/50	400	254
	BP Capital Markets America Inc.	2.939%	6/4/51	176	109
	BP Capital Markets America Inc.	3.001%	3/17/52	1,600	998
[3,9]	BP Capital Markets BV	0.933%	12/4/40	100	67
	Canadian Natural Resources Ltd.	6.250%	3/15/38	8	8
	Cenovus Energy Inc.	2.650%	1/15/32	85	71
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	500	469
	Cheniere Energy Inc.	4.625%	10/15/28	86	84
	Cheniere Energy Partners LP	3.250%	1/31/32	570	494
[6]	Cheniere Energy Partners LP	5.750%	8/15/34	400	402
[6]	Civitas Resources Inc.	8.375%	7/1/28	25	26
[6]	Civitas Resources Inc.	8.750%	7/1/31	60	63
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	350	345
	ConocoPhillips	5.900%	10/15/32	300	317
	ConocoPhillips Co.	3.800%	3/15/52	522	381
	ConocoPhillips Co.	5.300%	5/15/53	750	693
	ConocoPhillips Co.	4.025%	3/15/62	600	434
	Continental Resources Inc.	4.900%	6/1/44	300	242
	Coterra Energy Inc.	5.400%	2/15/35	1,350	1,309
	DCP Midstream Operating LP	3.250%	2/15/32	250	215
	Devon Energy Corp.	5.750%	9/15/54	500	453
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	5.200%	4/18/27	175	177
	Diamondback Energy Inc.	6.250%	3/15/33	102	106
	Diamondback Energy Inc.	5.400%	4/18/34	1,560	1,534
	Diamondback Energy Inc.	4.250%	3/15/52	300	226
	Diamondback Energy Inc.	6.250%	3/15/53	200	200
	Diamondback Energy Inc.	5.750%	4/18/54	100	94
	Diamondback Energy Inc.	5.900%	4/18/64	240	225
	Enbridge Energy Partners LP	7.375%	10/15/45	118	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	3.700%	7/15/27	500	488
	Enbridge Inc.	5.300%	4/5/29	45	45
	Enbridge Inc.	3.125%	11/15/29	310	284
	Enbridge Inc.	4.500%	6/10/44	70	58
	Enbridge Inc.	6.700%	11/15/53	400	434
	Enbridge Inc.	5.950%	4/5/54	610	603
[3]	Energy Transfer LP	5.500%	6/1/27	500	507
	Energy Transfer LP	4.950%	6/15/28	554	553
	Energy Transfer LP	5.250%	4/15/29	1,500	1,505
	Energy Transfer LP	5.250%	7/1/29	115	116
	Energy Transfer LP	4.150%	9/15/29	500	480
	Energy Transfer LP	3.750%	5/15/30	40	37
	Energy Transfer LP	6.400%	12/1/30	35	37
	Energy Transfer LP	6.550%	12/1/33	92	98
	Energy Transfer LP	5.550%	5/15/34	600	595
	Energy Transfer LP	5.600%	9/1/34	600	597
	Energy Transfer LP	5.300%	4/1/44	8	7
	Energy Transfer LP	5.000%	5/15/50	91	77
	Energy Transfer LP	5.950%	5/15/54	570	549
	Enterprise Products Operating LLC	4.850%	1/31/34	600	580
	Enterprise Products Operating LLC	4.850%	8/15/42	50	45
	Enterprise Products Operating LLC	4.800%	2/1/49	421	363
	Enterprise Products Operating LLC	3.200%	2/15/52	1,087	706
	Enterprise Products Operating LLC	3.300%	2/15/53	800	525
	EOG Resources Inc.	5.650%	12/1/54	1,040	1,018
	EQT Corp.	3.900%	10/1/27	123	119
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	2,508	2,379
	Genesis Energy LP	8.000%	5/15/33	5	5
	Halliburton Co.	2.920%	3/1/30	500	450
	Halliburton Co.	6.700%	9/15/38	500	545
	Halliburton Co.	4.750%	8/1/43	300	261
[6]	Helmerich & Payne Inc.	4.650%	12/1/27	380	375
[6]	Helmerich & Payne Inc.	4.850%	12/1/29	225	218
	Hess Corp.	7.875%	10/1/29	295	328
[6]	Hess Midstream Operations LP	6.500%	6/1/29	2	2
[6]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Marathon Petroleum Corp.	4.750%	9/15/44	400	332
	Occidental Petroleum Corp.	5.000%	8/1/27	680	681
	Occidental Petroleum Corp.	5.200%	8/1/29	225	223
	Occidental Petroleum Corp.	6.600%	3/15/46	320	323
	ONEOK Inc.	6.625%	9/1/53	216	227
	Ovintiv Inc.	7.375%	11/1/31	333	361
[3]	Petronas Capital Ltd.	3.500%	3/18/25	1,624	1,619
[3]	Petronas Capital Ltd.	3.500%	4/21/30	200	185
	Phillips 66	3.300%	3/15/52	400	257
	Phillips 66 Co.	5.250%	6/15/31	65	65
	Phillips 66 Co.	5.650%	6/15/54	150	142
	Pioneer Natural Resources Co.	1.900%	8/15/30	140	119
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	205	200
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,447	1,401
[6]	Schlumberger Holdings Corp.	5.000%	5/29/27	365	367
	Shell International Finance BV	6.375%	12/15/38	182	198
	Shell International Finance BV	3.125%	11/7/49	255	168
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	13	13
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	110	77
[6]	Tallgrass Energy Partners LP	6.000%	12/31/30	18	17
	Targa Resources Corp.	5.200%	7/1/27	95	96
	Targa Resources Corp.	6.125%	3/15/33	70	72
	Targa Resources Partners LP	4.875%	2/1/31	526	508
	TotalEnergies Capital SA	5.488%	4/5/54	354	339
	TotalEnergies Capital SA	5.275%	9/10/54	295	273
	TotalEnergies Capital SA	5.638%	4/5/64	275	262
[3,9]	TotalEnergies SE	2.000%	Perpetual	300	299
	TransCanada PipeLines Ltd.	4.250%	5/15/28	955	932
	TransCanada PipeLines Ltd.	4.100%	4/15/30	750	712
[6]	Transocean Inc.	8.250%	5/15/29	20	20
[6]	Transocean Inc.	8.500%	5/15/31	50	49
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	10	10
[6]	Valaris Ltd.	8.375%	4/30/30	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Venture Global LNG Inc.	8.125%	6/1/28	25	26
[6]	Venture Global LNG Inc.	7.000%	1/15/30	10	10
[6]	Vital Energy Inc.	7.875%	4/15/32	25	24
	Williams Cos. Inc.	5.300%	8/15/28	85	86
	Williams Cos. Inc.	4.650%	8/15/32	300	286
	Williams Cos. Inc.	5.150%	3/15/34	125	121
	Williams Cos. Inc.	6.300%	4/15/40	101	105
	Williams Cos. Inc.	5.100%	9/15/45	500	448
					37,006
Financials (13.6%)
[3,9]	ABN AMRO Bank NV	5.500%	9/21/33	100	110
	AerCap Ireland Capital DAC	2.450%	10/29/26	270	259
	AerCap Ireland Capital DAC	3.000%	10/29/28	2,454	2,271
	AerCap Ireland Capital DAC	3.300%	1/30/32	402	350
[6]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	40	40
[6]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	20	20
	Allstate Corp.	5.050%	6/24/29	500	502
	Allstate Corp.	5.250%	3/30/33	160	159
	Allstate Corp.	5.350%	6/1/33	239	240
	American Express Co.	5.645%	4/23/27	800	808
	American Express Co.	5.043%	7/26/28	284	285
	American Express Co.	6.489%	10/30/31	800	854
	American Express Co.	5.284%	7/26/35	2,899	2,865
	American International Group Inc.	5.125%	3/27/33	210	208
	American International Group Inc.	4.750%	4/1/48	300	266
	American International Group Inc.	4.375%	6/30/50	300	248
[6]	AmWINS Group Inc.	6.375%	2/15/29	37	37
	Aon Corp.	3.900%	2/28/52	100	73
	Aon Global Ltd.	4.750%	5/15/45	300	258
	Aon North America Inc.	5.125%	3/1/27	830	836
	Aon North America Inc.	5.150%	3/1/29	950	953
	Aon North America Inc.	5.750%	3/1/54	1,050	1,024
	Apollo Global Management Inc.	5.800%	5/21/54	48	48
	Apollo Global Management Inc.	6.000%	12/15/54	644	636
	Ares Capital Corp.	5.950%	7/15/29	260	263
[6]	Ares Strategic Income Fund	5.700%	3/15/28	623	623
[6]	Ares Strategic Income Fund	6.350%	8/15/29	89	91
[6]	Ares Strategic Income Fund	5.600%	2/15/30	254	251
	Arthur J Gallagher & Co.	4.600%	12/15/27	913	909
	Assurant Inc.	4.900%	3/27/28	51	51
	Athene Holding Ltd.	4.125%	1/12/28	2,609	2,544
	Athene Holding Ltd.	5.875%	1/15/34	400	405
	Athene Holding Ltd.	3.950%	5/25/51	300	216
	Athene Holding Ltd.	6.250%	4/1/54	1,620	1,625
	Athene Holding Ltd.	6.625%	10/15/54	1,571	1,567
[9]	Athora Holding Ltd.	6.625%	6/16/28	300	337
[6]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	780	832
[6]	Banco de Credito del Peru S.A.	5.800%	3/10/35	138	135
	Banco Santander SA	5.294%	8/18/27	400	402
[3]	Banco Santander SA	5.365%	7/15/28	2,200	2,215
	Banco Santander SA	6.607%	11/7/28	560	588
	Bank of America Corp.	4.376%	4/27/28	1,075	1,063
[3]	Bank of America Corp.	3.593%	7/21/28	800	774
[3]	Bank of America Corp.	3.419%	12/20/28	2,400	2,301
[3]	Bank of America Corp.	3.970%	3/5/29	750	727
[3]	Bank of America Corp.	4.271%	7/23/29	620	604
[3]	Bank of America Corp.	2.884%	10/22/30	500	452
	Bank of America Corp.	5.518%	10/25/35	1,040	1,021
	Bank of America Corp.	6.110%	1/29/37	1,366	1,414
[3]	Bank of America Corp.	4.244%	4/24/38	400	354
[3]	Bank of America Corp.	2.676%	6/19/41	749	518
	Bank of America Corp.	3.311%	4/22/42	1,200	897
[3]	Bank of America Corp.	4.443%	1/20/48	100	84
[3]	Bank of America Corp.	2.831%	10/24/51	449	275
[3]	Bank of America NA	6.000%	10/15/36	188	194
	Bank of Montreal	3.088%	1/10/37	450	375
	Bank of New York Mellon Corp.	4.947%	4/26/27	900	903
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	800	776
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	300	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	4.890%	7/21/28	800	803
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	500	513
	Bank of New York Mellon Corp.	4.543%	2/1/29	550	545
	Bank of New York Mellon Corp.	5.060%	7/22/32	558	557
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	390	422
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	1,492	1,475
	Barclays plc	5.200%	5/12/26	730	730
	Barclays plc	6.496%	9/13/27	374	383
	Barclays plc	2.279%	11/24/27	800	761
	Barclays plc	4.337%	1/10/28	650	636
	Barclays plc	5.674%	3/12/28	200	202
	Barclays plc	4.837%	9/10/28	644	640
[3]	Barclays plc	5.088%	6/20/30	724	705
[8]	Barclays plc	3.750%	11/22/30	100	123
[9]	Barclays plc	4.506%	1/31/33	200	219
	Barclays plc	3.330%	11/24/42	740	535
	Barclays plc	6.036%	3/12/55	1,155	1,153
	BlackRock Funding Inc.	5.250%	3/14/54	200	189
	BlackRock Funding Inc.	5.350%	1/8/55	490	468
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	700	696
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	865	855
[3,8]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	200	225
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	300	277
	Blue Owl Capital Corp.	5.950%	3/15/29	844	847
	Blue Owl Finance LLC	6.250%	4/18/34	100	103
[3,9]	BNP Paribas SA	0.500%	9/1/28	500	483
[6]	BNP Paribas SA	5.283%	11/19/30	770	762
[3,9]	BNP Paribas SA	2.500%	3/31/32	300	302
[8]	BPCE SA	2.500%	11/30/32	500	570
[6]	BPCE SA	6.508%	1/18/35	108	108
	Capital One Financial Corp.	3.650%	5/11/27	300	292
	Capital One Financial Corp.	3.800%	1/31/28	450	434
	Capital One Financial Corp.	5.468%	2/1/29	1,614	1,625
	Capital One Financial Corp.	6.312%	6/8/29	650	671
	Capital One Financial Corp.	5.700%	2/1/30	800	811
[3]	Capital One Financial Corp.	7.624%	10/30/31	800	882
	Capital One Financial Corp.	5.268%	5/10/33	100	97
	Capital One Financial Corp.	6.377%	6/8/34	455	472
	Charles Schwab Corp.	6.136%	8/24/34	555	582
	Chubb INA Holdings LLC	3.050%	12/15/61	298	180
[3]	Citigroup Inc.	4.075%	4/23/29	400	388
	Citigroup Inc.	4.542%	9/19/30	1,280	1,243
	Citigroup Inc.	6.174%	5/25/34	400	407
	Citigroup Inc.	5.827%	2/13/35	570	567
[3,8]	Close Brothers Finance plc	1.625%	12/3/30	300	287
	Cooperatieve Rabobank UA	4.494%	10/17/29	290	284
	Corebridge Financial Inc.	3.650%	4/5/27	500	486
	Corebridge Financial Inc.	4.350%	4/5/42	300	249
[6]	Corebridge Global Funding	4.650%	8/20/27	3,480	3,465
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	100	100
[6]	Credit Agricole SA	4.631%	9/11/28	250	247
[3,9]	Credit Mutuel Arkea SA	3.375%	3/11/31	100	101
	Credit Suisse USA LLC	7.125%	7/15/32	700	774
[9]	Crelan SA	5.250%	1/23/32	200	225
[6]	Danske Bank A/S	5.427%	3/1/28	240	242
	Deutsche Bank AG	7.146%	7/13/27	800	824
	Deutsche Bank AG	5.371%	9/9/27	400	406
	Deutsche Bank AG	5.706%	2/8/28	1,750	1,768
	Deutsche Bank AG	6.720%	1/18/29	450	467
	Deutsche Bank AG	4.999%	9/11/30	350	342
[3,9]	Deutsche Bank AG	5.625%	5/19/31	600	634
[3,9]	Deutsche Bank AG	4.000%	6/24/32	200	207
	Deutsche Bank AG	4.875%	12/1/32	400	388
	Deutsche Bank AG	7.079%	2/10/34	800	824
	Discover Financial Services	4.100%	2/9/27	400	393
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	400	394
	Fifth Third Bancorp	2.550%	5/5/27	2,000	1,899
	Fifth Third Bancorp	6.339%	7/27/29	1,210	1,255
	Fifth Third Bancorp	4.895%	9/6/30	790	779
[6]	Focus Financial Partners LLC	6.750%	9/15/31	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gaci First Investment Co.	5.000%	10/13/27	7,119	7,089
	GATX Corp.	3.250%	9/15/26	185	180
	GATX Corp.	4.550%	11/7/28	40	39
	GATX Corp.	4.700%	4/1/29	94	93
[6]	GGAM Finance Ltd.	8.000%	6/15/28	25	26
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	108	120
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	70	71
	Goldman Sachs Group Inc.	5.727%	4/25/30	725	740
	Goldman Sachs Group Inc.	4.692%	10/23/30	750	734
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	54
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	105
	Goldman Sachs Group Inc.	5.561%	11/19/45	2,990	2,886
[6]	Howden UK Refinance plc	7.250%	2/15/31	10	10
[6]	Howden UK Refinance plc	8.125%	2/15/32	90	92
	HSBC Holdings plc	1.589%	5/24/27	400	382
	HSBC Holdings plc	5.597%	5/17/28	650	657
	HSBC Holdings plc	7.390%	11/3/28	1,563	1,656
	HSBC Holdings plc	5.130%	11/19/28	719	719
	HSBC Holdings plc	6.161%	3/9/29	220	226
[3]	HSBC Holdings plc	4.583%	6/19/29	920	902
[3]	HSBC Holdings plc	3.973%	5/22/30	2,670	2,521
	HSBC Holdings plc	5.286%	11/19/30	920	913
	HSBC Holdings plc	5.733%	5/17/32	380	384
	HSBC Holdings plc	2.804%	5/24/32	1,215	1,032
[9]	HSBC Holdings plc	6.364%	11/16/32	600	669
	HSBC Holdings plc	5.874%	11/18/35	1,812	1,769
	HSBC Holdings plc	6.500%	9/15/37	307	316
[3]	HSBC Holdings plc	6.500%	9/15/37	800	815
[3,8]	HSBC Holdings plc	7.000%	4/7/38	200	264
	Huntington Bancshares Inc.	6.208%	8/21/29	2,000	2,064
	Huntington Bancshares Inc.	5.272%	1/15/31	570	570
	Huntington Bancshares Inc.	5.709%	2/2/35	1,829	1,826
	Huntington Bancshares Inc.	2.487%	8/15/36	300	243
	Huntington Bancshares Inc.	6.141%	11/18/39	780	782
	Huntington National Bank	5.650%	1/10/30	50	51
	Intercontinental Exchange Inc.	3.625%	9/1/28	369	354
	Intercontinental Exchange Inc.	5.250%	6/15/31	130	131
[3,8]	Intesa Sanpaolo SpA	6.625%	5/31/33	400	526
	Jefferies Financial Group Inc.	6.450%	6/8/27	500	517
	JPMorgan Chase & Co.	1.578%	4/22/27	800	768
	JPMorgan Chase & Co.	3.625%	12/1/27	770	748
	JPMorgan Chase & Co.	5.040%	1/23/28	480	482
	JPMorgan Chase & Co.	4.323%	4/26/28	210	207
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	428	402
	JPMorgan Chase & Co.	4.979%	7/22/28	1,412	1,416
	JPMorgan Chase & Co.	4.505%	10/22/28	1,460	1,447
	JPMorgan Chase & Co.	5.012%	1/23/30	1,900	1,897
	JPMorgan Chase & Co.	5.581%	4/22/30	1,990	2,027
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	800	720
	JPMorgan Chase & Co.	4.603%	10/22/30	920	903
	JPMorgan Chase & Co.	4.912%	7/25/33	800	782
	JPMorgan Chase & Co.	5.336%	1/23/35	570	567
	JPMorgan Chase & Co.	5.294%	7/22/35	438	433
	JPMorgan Chase & Co.	4.946%	10/22/35	2,220	2,140
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	673	498
	JPMorgan Chase & Co.	5.600%	7/15/41	800	807
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	405	316
	KeyBank NA	5.000%	1/26/33	250	239
	KeyCorp	6.401%	3/6/35	230	239
	LPL Holdings Inc.	6.000%	5/20/34	445	453
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	200
	M&T Bank Corp.	4.553%	8/16/28	150	148
	M&T Bank Corp.	6.082%	3/13/32	1,733	1,774
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,670	2,641
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	202
	Morgan Stanley	3.950%	4/23/27	410	402
	Morgan Stanley	1.593%	5/4/27	1,250	1,198
	Morgan Stanley	2.475%	1/21/28	1,646	1,567
[3]	Morgan Stanley	3.591%	7/22/28	900	868
	Morgan Stanley	5.123%	2/1/29	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.173%	1/16/30	519	519
	Morgan Stanley	4.654%	10/18/30	4,264	4,173
[3]	Morgan Stanley	5.424%	7/21/34	500	497
[3,8]	Morgan Stanley	5.213%	10/24/35	1,800	2,190
	Morgan Stanley	5.948%	1/19/38	8	8
[3]	Morgan Stanley	4.457%	4/22/39	410	367
	Morgan Stanley	5.516%	11/19/55	4,500	4,338
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	250	253
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	1,406	1,410
	Nasdaq Inc.	5.350%	6/28/28	1,162	1,178
	Nasdaq Inc.	5.550%	2/15/34	400	404
	Nasdaq Inc.	2.500%	12/21/40	365	245
	Nasdaq Inc.	6.100%	6/28/63	400	405
[6]	National Australia Bank Ltd.	2.990%	5/21/31	350	303
	National Bank of Canada	4.500%	10/10/29	312	303
[6]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	10	10
[6]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	10	10
[3,9]	Nationwide Building Society	3.828%	7/24/32	500	530
	NatWest Group plc	5.808%	9/13/29	175	178
[3]	NatWest Group plc	5.076%	1/27/30	276	273
	NatWest Group plc	4.964%	8/15/30	800	788
[6]	NatWest Markets plc	5.416%	5/17/27	1,250	1,266
[6]	NatWest Markets plc	5.410%	5/17/29	500	505
[3,9]	NIBC Bank NV	6.000%	11/16/28	300	341
	Nomura Holdings Inc.	5.594%	7/2/27	292	295
	Nomura Holdings Inc.	3.103%	1/16/30	115	104
	Nomura Holdings Inc.	5.783%	7/3/34	1,221	1,233
	OneMain Finance Corp.	7.125%	11/15/31	10	10
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/29	1,010	1,013
[3]	PNC Bank NA	4.050%	7/26/28	850	821
[3]	PNC Bank NA	2.700%	10/22/29	580	521
	PNC Financial Services Group Inc.	5.492%	5/14/30	530	537
	PNC Financial Services Group Inc.	2.307%	4/23/32	150	126
	PNC Financial Services Group Inc.	5.068%	1/24/34	770	749
	PNC Financial Services Group Inc.	5.939%	8/18/34	120	123
[3]	Prudential Financial Inc.	5.700%	12/14/36	100	102
[3]	Prudential Financial Inc.	4.600%	5/15/44	150	131
	Prudential Financial Inc.	6.500%	3/15/54	40	41
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	200	199
[9]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	300	328
	Regions Financial Corp.	5.722%	6/6/30	2,378	2,408
	Regions Financial Corp.	5.502%	9/6/35	2,670	2,605
[6]	RGA Global Funding	5.500%	1/11/31	200	202
[3]	Royal Bank of Canada	4.510%	10/18/27	870	866
[3]	Royal Bank of Canada	6.000%	11/1/27	500	516
[3]	Royal Bank of Canada	4.900%	1/12/28	800	800
[3]	Royal Bank of Canada	4.522%	10/18/28	1,737	1,721
[3]	Royal Bank of Canada	4.969%	8/2/30	1,733	1,721
[3]	Royal Bank of Canada	4.650%	10/18/30	1,170	1,145
[6]	Ryan Specialty LLC	5.875%	8/1/32	25	25
[6]	Shift4 Payments LLC	6.750%	8/15/32	5	5
	State Street Corp.	4.530%	2/20/29	1,790	1,769
	State Street Corp.	4.675%	10/22/32	1,120	1,088
[3]	State Street Corp.	3.031%	11/1/34	400	361
	State Street Corp.	6.123%	11/21/34	644	670
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	566	572
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,073	1,077
[6]	Swedbank AB	4.998%	11/20/29	630	628
	Synovus Financial Corp.	6.168%	11/1/30	1,250	1,260
	Toronto-Dominion Bank	4.783%	12/17/29	1,700	1,677
[3]	Truist Financial Corp.	7.161%	10/30/29	60	64
[3]	Truist Financial Corp.	5.153%	8/5/32	450	444
	UBS AG	7.500%	2/15/28	1,218	1,304
[6]	UBS Group AG	4.282%	1/9/28	350	342
[6]	UBS Group AG	4.253%	3/23/28	280	272
[6]	UBS Group AG	5.617%	9/13/30	330	335
[6]	UBS Group AG	3.091%	5/14/32	520	453
	UBS Group AG	4.875%	5/15/45	135	121
[3]	US Bancorp	3.100%	4/27/26	400	391
[3]	US Bancorp	3.900%	4/26/28	400	388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	5.384%	1/23/30	550	555
[9]	US Bancorp	4.009%	5/21/32	300	319
	US Bancorp	4.839%	2/1/34	450	430
[6]	UWM Holdings LLC	6.625%	2/1/30	10	10
[3]	Wells Fargo & Co.	2.393%	6/2/28	170	160
[3]	Wells Fargo & Co.	3.350%	3/2/33	780	683
[3]	Wells Fargo & Co.	3.068%	4/30/41	604	438
	Wells Fargo & Co.	5.375%	11/2/43	500	468
	Wells Fargo & Co.	5.606%	1/15/44	564	540
	Wells Fargo & Co.	3.900%	5/1/45	630	488
[3]	Wells Fargo Bank NA	6.600%	1/15/38	635	692
	Westpac Banking Corp.	4.421%	7/24/39	200	177
					197,958
Health Care (1.9%)
	AbbVie Inc.	4.950%	3/15/31	800	799
	AbbVie Inc.	4.550%	3/15/35	946	889
	AbbVie Inc.	4.500%	5/14/35	430	402
	AbbVie Inc.	4.050%	11/21/39	870	743
	AbbVie Inc.	5.350%	3/15/44	500	485
	AbbVie Inc.	4.850%	6/15/44	450	407
	AbbVie Inc.	4.700%	5/14/45	592	523
	AbbVie Inc.	4.450%	5/14/46	100	85
	AbbVie Inc.	5.400%	3/15/54	861	828
	AbbVie Inc.	5.500%	3/15/64	250	239
	Aetna Inc.	6.625%	6/15/36	300	315
	Amgen Inc.	4.200%	3/1/33	200	185
	Amgen Inc.	5.250%	3/2/33	119	118
	Amgen Inc.	2.800%	8/15/41	159	110
	Amgen Inc.	5.600%	3/2/43	355	345
	Amgen Inc.	4.563%	6/15/48	480	399
	Amgen Inc.	3.375%	2/21/50	460	315
	Amgen Inc.	4.875%	3/1/53	500	428
	Amgen Inc.	5.650%	3/2/53	310	298
	Amgen Inc.	5.750%	3/2/63	30	29
	AstraZeneca Finance LLC	4.850%	2/26/29	65	65
	AstraZeneca Finance LLC	2.250%	5/28/31	490	417
	AstraZeneca plc	4.000%	9/18/42	600	496
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	30	31
	Baxter International Inc.	1.915%	2/1/27	400	377
[3,9]	Bayer AG	1.375%	7/6/32	100	87
[9]	Bayer AG	1.000%	1/12/36	100	75
	Becton Dickinson & Co.	4.874%	2/8/29	100	100
[9]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	300	320
[9]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	200	144
	Cardinal Health Inc.	5.750%	11/15/54	1,710	1,636
	Cencora Inc.	4.625%	12/15/27	430	430
	Centene Corp.	4.250%	12/15/27	400	387
	Centene Corp.	4.625%	12/15/29	450	425
	Centene Corp.	2.500%	3/1/31	500	413
	Cigna Group	3.200%	3/15/40	100	73
[3]	CommonSpirit Health	4.350%	11/1/42	800	668
[6]	Community Health Systems Inc.	5.625%	3/15/27	80	77
[6]	Community Health Systems Inc.	10.875%	1/15/32	7	7
	CVS Health Corp.	3.625%	4/1/27	547	530
	CVS Health Corp.	5.125%	2/21/30	622	609
	CVS Health Corp.	4.125%	4/1/40	141	110
	CVS Health Corp.	5.125%	7/20/45	253	213
	CVS Health Corp.	5.875%	6/1/53	200	183
	CVS Health Corp.	6.050%	6/1/54	445	418
	CVS Health Corp.	6.000%	6/1/63	270	246
[6]	DaVita Inc.	3.750%	2/15/31	30	26
[6]	DaVita Inc.	6.875%	9/1/32	10	10
	Elevance Health Inc.	5.150%	6/15/29	180	181
	Elevance Health Inc.	5.500%	10/15/32	455	459
	Elevance Health Inc.	4.625%	5/15/42	300	259
	Elevance Health Inc.	4.550%	3/1/48	300	246
	Elevance Health Inc.	3.125%	5/15/50	500	318
	Elevance Health Inc.	3.600%	3/15/51	500	346
	Elevance Health Inc.	6.100%	10/15/52	810	819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	5.125%	2/15/53	540	478
	Elevance Health Inc.	5.650%	6/15/54	770	737
	Elevance Health Inc.	5.700%	2/15/55	1,675	1,613
	Eli Lilly & Co.	4.875%	2/27/53	50	45
	Eli Lilly & Co.	4.950%	2/27/63	222	199
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	10	10
	GE HealthCare Technologies Inc.	4.800%	8/14/29	260	258
	Gilead Sciences Inc.	4.000%	9/1/36	120	106
	Gilead Sciences Inc.	4.150%	3/1/47	157	126
	HCA Inc.	5.450%	4/1/31	340	339
	HCA Inc.	4.625%	3/15/52	35	27
	HCA Inc.	6.000%	4/1/54	297	283
[6]	Medline Borrower LP	6.250%	4/1/29	3	3
	Merck & Co. Inc.	3.700%	2/10/45	800	618
	Merck & Co. Inc.	2.750%	12/10/51	800	483
	Novartis Capital Corp.	4.700%	9/18/54	505	445
[6]	Organon & Co.	5.125%	4/30/31	5	5
	Quest Diagnostics Inc.	4.200%	6/30/29	260	252
	Revvity Inc.	3.300%	9/15/29	370	341
[9]	Stryker Corp.	3.375%	9/11/32	100	105
[9]	Stryker Corp.	3.625%	9/11/36	100	104
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	100	63
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	150	144
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	UnitedHealth Group Inc.	6.500%	6/15/37	100	108
	UnitedHealth Group Inc.	3.500%	8/15/39	400	317
	UnitedHealth Group Inc.	4.450%	12/15/48	350	288
	UnitedHealth Group Inc.	5.375%	4/15/54	304	284
[9]	Zimmer Biomet Holdings Inc.	3.518%	12/15/32	200	208
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	718	704
	Zoetis Inc.	4.700%	2/1/43	100	89
					27,940
Industrials (1.5%)
	Allegion plc	3.500%	10/1/29	319	298
[6]	American Airlines Inc.	7.250%	2/15/28	25	26
[6]	American Airlines Inc.	5.750%	4/20/29	50	50
[6]	American Airlines Inc.	8.500%	5/15/29	40	42
[6]	Arcosa Inc.	6.875%	8/15/32	5	5
[3,9]	Ayvens SA	4.875%	10/6/28	400	437
[9]	Ayvens SA	4.000%	1/24/31	100	107
	Boeing Co.	5.040%	5/1/27	2,466	2,472
	Boeing Co.	6.298%	5/1/29	10	10
	Boeing Co.	5.150%	5/1/30	485	479
	Boeing Co.	3.625%	2/1/31	609	553
	Boeing Co.	6.388%	5/1/31	845	883
	Boeing Co.	6.528%	5/1/34	1,292	1,353
	Boeing Co.	5.705%	5/1/40	100	95
	Boeing Co.	6.858%	5/1/54	100	106
	Boeing Co.	5.930%	5/1/60	320	295
	Boeing Co.	7.008%	5/1/64	110	117
[6]	Bombardier Inc.	7.000%	6/1/32	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	120	118
	Carrier Global Corp.	6.200%	3/15/54	209	221
[6]	Clean Harbors Inc.	5.125%	7/15/29	60	57
	Deere & Co.	3.900%	6/9/42	800	666
	Delta Air Lines Inc.	4.375%	4/19/28	644	629
[6]	Delta Air Lines Inc.	4.750%	10/20/28	210	207
[3,9]	Deutsche Lufthansa AG	2.875%	5/16/27	200	206
[3,9]	easyJet plc	3.750%	3/20/31	100	105
[6]	ERAC USA Finance LLC	7.000%	10/15/37	150	169
[6]	Gates Corp.	6.875%	7/1/29	5	5
[3,9]	General Electric Co.	4.125%	9/19/35	100	109
[6]	Genesee & Wyoming Inc.	6.250%	4/15/32	20	20
[6]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hillenbrand Inc.	6.250%	2/15/29	10	10
	Honeywell International Inc.	4.750%	2/1/32	60	59
[9]	Honeywell International Inc.	3.750%	3/1/36	100	104
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	794	795
	Ingersoll Rand Inc.	5.197%	6/15/27	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.314%	6/15/31	30	30
	Ingersoll Rand Inc.	5.450%	6/15/34	40	40
	Ingersoll Rand Inc.	5.700%	6/15/54	110	108
[6]	JetBlue Airways Corp.	9.875%	9/20/31	22	23
[9]	Johnson Controls International plc	3.125%	12/11/33	100	101
	L3Harris Technologies Inc.	5.250%	6/1/31	120	120
	Lockheed Martin Corp.	4.300%	6/15/62	100	79
	Lockheed Martin Corp.	5.200%	2/15/64	105	97
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,705	2,722
[3,9]	Motability Operations Group plc	3.875%	1/24/34	500	530
	Norfolk Southern Corp.	3.050%	5/15/50	585	378
	Norfolk Southern Corp.	5.950%	3/15/64	40	41
	Northrop Grumman Corp.	3.250%	1/15/28	1,600	1,529
	Northrop Grumman Corp.	4.030%	10/15/47	500	393
	Northrop Grumman Corp.	5.200%	6/1/54	51	47
	Otis Worldwide Corp.	5.250%	8/16/28	325	329
	Parker-Hannifin Corp.	4.000%	6/14/49	500	390
[6]	Rolls-Royce plc	3.625%	10/14/25	10	10
	RTX Corp.	6.050%	6/1/36	120	125
	RTX Corp.	4.875%	10/15/40	53	49
	RTX Corp.	4.500%	6/1/42	393	340
	RTX Corp.	3.750%	11/1/46	500	377
	RTX Corp.	4.050%	5/4/47	500	392
	RTX Corp.	3.125%	7/1/50	193	126
[3]	Ryder System Inc.	5.300%	3/15/27	30	30
[3]	Ryder System Inc.	5.500%	6/1/29	1,500	1,525
[6]	Spirit AeroSystems Inc.	9.750%	11/15/30	90	100
[6]	Terex Corp.	6.250%	10/15/32	7	7
[6]	TransDigm Inc.	6.375%	3/1/29	35	35
[6]	TransDigm Inc.	6.625%	3/1/32	60	61
	Union Pacific Corp.	3.799%	4/6/71	200	135
[6]	United Airlines Inc.	4.375%	4/15/26	60	59
	Waste Management Inc.	5.350%	10/15/54	898	861
					22,047
Materials (1.0%)
[3]	Antofagasta plc	2.375%	10/14/30	220	184
[6]	Antofagasta plc	6.250%	5/2/34	200	203
[6]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	30	30
	Ball Corp.	6.000%	6/15/29	10	10
[3]	Braskem Netherlands Finance BV	4.500%	1/10/28	241	220
[3]	Braskem Netherlands Finance BV	5.875%	1/31/50	305	208
[9]	Celanese US Holdings LLC	4.777%	7/19/26	600	629
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	287
[6]	Chemours Co.	4.625%	11/15/29	90	78
[6]	Chemours Co.	8.000%	1/15/33	15	15
[6]	Cleveland-Cliffs Inc.	7.000%	3/15/32	10	10
[6]	Cleveland-Cliffs Inc.	7.375%	5/1/33	35	34
	Dow Chemical Co.	5.600%	2/15/54	85	80
	Eastman Chemical Co.	4.500%	12/1/28	185	182
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	500
	Freeport-McMoRan Inc.	5.450%	3/15/43	800	746
	Georgia-Pacific LLC	7.750%	11/15/29	100	112
	LYB International Finance III LLC	2.250%	10/1/30	300	256
[6]	Magnera Corp.	7.250%	11/15/31	10	10
	Martin Marietta Materials Inc.	5.500%	12/1/54	1,114	1,050
[3]	Newmont Corp.	5.875%	4/1/35	150	154
	Newmont Corp.	4.875%	3/15/42	243	221
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	13	14
	Nutrien Ltd.	4.900%	3/27/28	70	70
	Nutrien Ltd.	4.200%	4/1/29	500	485
	Nutrien Ltd.	4.900%	6/1/43	200	177
[6]	Olympus Water US Holding Corp.	6.250%	10/1/29	30	28
[6]	Olympus Water US Holding Corp.	7.250%	6/15/31	40	41
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	84	82
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	7	7
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	500	305
	Rio Tinto Finance USA plc	5.000%	3/9/33	800	799
[3]	Sherwin-Williams Co.	4.550%	3/1/28	505	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	201
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	520	520
[6]	Smurfit Westrock Financing DAC	5.418%	1/15/35	801	797
	Southern Copper Corp.	3.875%	4/23/25	95	95
	Suzano Austria GmbH	6.000%	1/15/29	3,500	3,510
	Vale Overseas Ltd.	3.750%	7/8/30	300	274
	Vulcan Materials Co.	4.950%	12/1/29	316	315
	Vulcan Materials Co.	5.700%	12/1/54	378	367
[6]	WR Grace Holdings LLC	5.625%	8/15/29	30	28
	WRKCo Inc.	3.375%	9/15/27	300	289
	WRKCo Inc.	4.000%	3/15/28	175	170
					14,294
Real Estate (0.8%)
	American Tower Corp.	3.125%	1/15/27	205	198
	American Tower Corp.	3.550%	7/15/27	500	484
	American Tower Corp.	3.100%	6/15/50	150	96
[3,9]	Aroundtown SA	1.450%	7/9/28	100	96
[3,9]	Aroundtown SA	4.800%	7/16/29	500	536
	Crown Castle Inc.	3.800%	2/15/28	300	289
	Crown Castle Inc.	4.900%	9/1/29	1,350	1,335
[9]	Digital Dutch Finco BV	1.500%	3/15/30	300	283
[9]	Digital Dutch Finco BV	1.000%	1/15/32	200	175
	Digital Realty Trust LP	3.700%	8/15/27	500	487
	Extra Space Storage LP	5.700%	4/1/28	1,820	1,858
	Extra Space Storage LP	3.900%	4/1/29	180	172
	Healthpeak OP LLC	3.500%	7/15/29	500	468
	Highwoods Realty LP	2.600%	2/1/31	648	540
	Highwoods Realty LP	7.650%	2/1/34	74	82
[6]	Iron Mountain Inc.	6.250%	1/15/33	20	20
	Kilroy Realty LP	4.750%	12/15/28	22	21
	Kimco Realty OP LLC	4.250%	4/1/45	8	6
[6]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	5	5
	Mid-America Apartments LP	5.000%	3/15/34	110	107
	Omega Healthcare Investors Inc.	3.625%	10/1/29	698	644
[6]	Park Intermediate Holdings LLC	7.000%	2/1/30	2	2
[6]	Pebblebrook Hotel LP	6.375%	10/15/29	5	5
[3,9]	Prologis Euro Finance LLC	4.250%	1/31/43	100	107
[3,9]	Prologis International Funding II SA	4.625%	2/21/35	100	111
	Prologis LP	2.125%	4/15/27	400	379
	Prologis LP	1.750%	2/1/31	100	83
	Prologis LP	5.000%	3/15/34	105	102
	Prologis LP	5.250%	3/15/54	50	47
[9]	Realty Income Corp.	4.875%	7/6/30	100	111
	Realty Income Corp.	5.125%	2/15/34	200	196
	Realty Income Corp.	5.375%	9/1/54	879	833
	Regency Centers LP	5.250%	1/15/34	200	197
	Sabra Health Care LP	3.900%	10/15/29	444	415
	Sabra Health Care LP	3.200%	12/1/31	8	7
	Service Properties Trust	5.500%	12/15/27	10	9
	Service Properties Trust	8.375%	6/15/29	16	16
	Simon Property Group LP	1.750%	2/1/28	556	509
	Simon Property Group LP	3.800%	7/15/50	241	177
[6]	Starwood Property Trust Inc.	6.000%	4/15/30	20	20
	Sun Communities Operating LP	5.500%	1/15/29	90	91
	Weyerhaeuser Co.	6.950%	10/1/27	92	97
[9]	WP Carey Inc.	3.700%	11/19/34	100	102
[6]	XHR LP	4.875%	6/1/29	5	5
[6]	XHR LP	6.625%	5/15/30	10	10
					11,533
Technology (2.9%)
[6]	Atkore Inc.	4.250%	6/1/31	14	12
	Atlassian Corp.	5.250%	5/15/29	240	242
[6]	Broadcom Inc.	1.950%	2/15/28	90	82
	Broadcom Inc.	4.150%	2/15/28	1,260	1,239
	Broadcom Inc.	4.110%	9/15/28	1,600	1,563
[6]	Broadcom Inc.	4.000%	4/15/29	200	193
	Broadcom Inc.	4.750%	4/15/29	1,721	1,708
	Broadcom Inc.	5.050%	7/12/29	1,600	1,606
	Broadcom Inc.	4.350%	2/15/30	1,290	1,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Broadcom Inc.	3.469%	4/15/34	372	322
[6]	Broadcom Inc.	4.926%	5/15/37	100	95
[6]	Broadcom Inc.	3.750%	2/15/51	380	282
	Cadence Design Systems Inc.	4.300%	9/10/29	230	225
	CDW LLC	5.100%	3/1/30	160	158
[6]	Central Parent Inc.	7.250%	6/15/29	60	59
[6]	Central Parent LLC	8.000%	6/15/29	30	30
	Cisco Systems Inc.	4.850%	2/26/29	1,090	1,096
	Cisco Systems Inc.	5.300%	2/26/54	200	194
	Cisco Systems Inc.	5.350%	2/26/64	120	115
[6]	Cloud Software Group Inc.	6.500%	3/31/29	80	79
[6]	Cloud Software Group Inc.	8.250%	6/30/32	5	5
	Dell Inc.	6.500%	4/15/38	100	105
	Dell International LLC	6.100%	7/15/27	250	257
	Dell International LLC	5.250%	2/1/28	1,600	1,618
	Dell International LLC	5.300%	10/1/29	700	707
	Dell International LLC	4.350%	2/1/30	2,400	2,323
	Dell International LLC	5.750%	2/1/33	620	637
	Dell International LLC	5.400%	4/15/34	210	209
	Dell International LLC	4.850%	2/1/35	721	684
	Dell International LLC	8.100%	7/15/36	2,154	2,553
	Dell International LLC	8.350%	7/15/46	8	10
[6]	Diebold Nixdorf Inc.	7.750%	3/31/30	7	7
[6]	Ellucian Holdings Inc.	6.500%	12/1/29	15	15
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	4,325	4,278
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	2,165	2,110
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	250	240
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	261	272
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	233	241
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	145	137
	HP Inc.	3.400%	6/17/30	229	210
	Intel Corp.	2.450%	11/15/29	2,582	2,264
	Intel Corp.	2.000%	8/12/31	318	256
	Intel Corp.	5.200%	2/10/33	493	476
	Intel Corp.	5.700%	2/10/53	1,865	1,649
	Intel Corp.	5.600%	2/21/54	326	286
	Intel Corp.	5.900%	2/10/63	20	18
[6]	McAfee Corp.	7.375%	2/15/30	26	25
	Microchip Technology Inc.	4.900%	3/15/28	442	440
	Microchip Technology Inc.	5.050%	2/15/30	534	531
[3]	Oracle Corp.	4.200%	9/27/29	4,139	3,996
	Oracle Corp.	3.900%	5/15/35	780	682
	Oracle Corp.	5.500%	9/27/64	1,218	1,114
	PayPal Holdings Inc.	5.500%	6/1/54	300	292
[6]	Raven Acquisition Holdings LLC	6.875%	11/15/31	10	10
[6]	SS&C Technologies Inc.	5.500%	9/30/27	10	10
	Texas Instruments Inc.	1.750%	5/4/30	100	86
	Texas Instruments Inc.	3.875%	3/15/39	800	686
	Texas Instruments Inc.	5.150%	2/8/54	1,920	1,794
	Texas Instruments Inc.	5.050%	5/18/63	246	221
[6]	UKG Inc.	6.875%	2/1/31	45	46
	Western Digital Corp.	2.850%	2/1/29	8	7
					42,061
Utilities (2.7%)
	AEP Texas Inc.	5.450%	5/15/29	120	122
	AEP Transmission Co. LLC	3.800%	6/15/49	240	178
	Alabama Power Co.	5.850%	11/15/33	220	228
[6]	Alpha Generation LLC	6.750%	10/15/32	20	20
	Ameren Corp.	5.700%	12/1/26	1,250	1,270
	Ameren Corp.	1.750%	3/15/28	300	271
	Ameren Corp.	5.000%	1/15/29	2,970	2,970
	Ameren Corp.	3.500%	1/15/31	355	324
	Atmos Energy Corp.	5.000%	12/15/54	1,240	1,114
	Black Hills Corp.	6.000%	1/15/35	450	464
	CenterPoint Energy Inc.	5.400%	6/1/29	400	404
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	5	5
[6]	Clearway Energy Operating LLC	3.750%	2/15/31	20	17
[3]	Colbun SA	3.950%	10/11/27	355	341
	Commonwealth Edison Co.	5.900%	3/15/36	215	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	210	179
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,600	1,086
	Consumers Energy Co.	4.600%	5/30/29	110	109
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	129	126
	DTE Energy Co.	5.850%	6/1/34	350	359
	Duke Energy Carolinas LLC	4.950%	1/15/33	500	492
	Duke Energy Carolinas LLC	3.750%	6/1/45	455	348
	Duke Energy Corp.	4.300%	3/15/28	50	49
	Duke Energy Corp.	4.850%	1/5/29	175	174
[9]	Duke Energy Corp.	3.750%	4/1/31	100	105
	Duke Energy Corp.	2.550%	6/15/31	1,424	1,217
	Duke Energy Corp.	3.750%	9/1/46	400	294
	Duke Energy Corp.	5.800%	6/15/54	100	97
	Duke Energy Florida LLC	3.400%	10/1/46	500	353
	Duke Energy Florida LLC	6.200%	11/15/53	500	526
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	97
[3,9]	E.ON SE	4.125%	3/25/44	100	105
	Edison International	5.750%	6/15/27	1,600	1,626
	Edison International	5.450%	6/15/29	350	353
	Edison International	5.250%	3/15/32	1,650	1,633
[3,9]	Engie SA	4.000%	1/11/35	200	214
	Entergy Arkansas LLC	3.350%	6/15/52	330	221
	Entergy Corp.	2.800%	6/15/30	440	392
	Exelon Corp.	3.350%	3/15/32	820	726
	Exelon Corp.	4.450%	4/15/46	400	332
	Exelon Corp.	5.600%	3/15/53	50	48
[6]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	382	375
[6]	FirstEnergy Transmission LLC	4.550%	1/15/30	400	389
[3]	Georgia Power Co.	4.750%	9/1/40	100	91
[6]	Jersey Central Power & Light Co.	5.100%	1/15/35	780	761
[3]	Kallpa Generacion SA	4.875%	5/24/26	254	252
[3]	Kallpa Generacion SA	4.125%	8/16/27	338	326
	MidAmerican Energy Co.	5.300%	2/1/55	370	349
	National Grid plc	5.602%	6/12/28	1,200	1,223
	National Grid plc	5.418%	1/11/34	300	299
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	29
	NiSource Inc.	5.250%	3/30/28	500	504
	NiSource Inc.	5.200%	7/1/29	360	363
	NiSource Inc.	2.950%	9/1/29	500	457
	NiSource Inc.	5.350%	4/1/34	679	674
	NiSource Inc.	4.375%	5/15/47	150	122
	NiSource Inc.	5.000%	6/15/52	500	442
[6]	NRG Energy Inc.	6.250%	11/1/34	10	10
	OGE Energy Corp.	5.450%	5/15/29	150	152
	Oglethorpe Power Corp.	6.200%	12/1/53	58	60
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	495	485
	Pacific Gas & Electric Co.	6.100%	1/15/29	238	246
	Pacific Gas & Electric Co.	4.200%	3/1/29	70	68
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	91
	Pacific Gas & Electric Co.	5.800%	5/15/34	60	61
	Pacific Gas & Electric Co.	4.500%	7/1/40	678	584
	Pacific Gas & Electric Co.	3.300%	8/1/40	8	6
	Pacific Gas & Electric Co.	4.750%	2/15/44	90	77
	Pacific Gas & Electric Co.	6.750%	1/15/53	50	54
[6]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	Public Service Enterprise Group Inc.	5.200%	4/1/29	240	243
	San Diego Gas & Electric Co.	5.550%	4/15/54	240	233
	Sempra	6.625%	4/1/55	1,900	1,896
[3,9]	Severn Trent Utilities Finance plc	4.000%	3/5/34	200	212
	Southern California Edison Co.	4.875%	2/1/27	700	702
	Southern California Edison Co.	5.300%	3/1/28	100	101
	Southern California Edison Co.	5.450%	6/1/31	410	416
	Southern California Edison Co.	5.200%	6/1/34	200	198
	Southern California Edison Co.	4.650%	10/1/43	800	690
[3]	Southern California Edison Co.	4.125%	3/1/48	100	78
[3]	Southern California Gas Co.	3.950%	2/15/50	110	83
[3]	Southern Co.	3.700%	4/30/30	930	873
	Tampa Electric Co.	4.900%	3/1/29	200	200
	Union Electric Co.	3.900%	4/1/52	750	573
	Union Electric Co.	5.125%	3/15/55	430	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,9]	United Utilities Water Finance plc	3.750%	5/23/34	300	312
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	362	270
	Virginia Electric & Power Co.	2.450%	12/15/50	1,600	900
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
	Virginia Electric & Power Co.	5.450%	4/1/53	540	514
	Virginia Electric & Power Co.	5.700%	8/15/53	600	592
	Virginia Electric & Power Co.	5.550%	8/15/54	1,040	1,006
[6]	Vistra Operations Co. LLC	5.050%	12/30/26	870	871
[8]	Yorkshire Water Finance plc	1.750%	11/26/26	605	704
[3,8]	Yorkshire Water Finance plc	1.750%	10/27/32	200	185
					40,072
Total Corporate Bonds (Cost $457,802)					446,854
Sovereign Bonds (11.7%)
[3]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	530	536
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	4,800	4,763
[3]	Asian Development Bank	3.625%	8/28/29	1,818	1,755
[3]	Banco del Estado de Chile	2.704%	1/9/25	500	499
[3,9,10]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	568	604
[3]	Bermuda	3.717%	1/25/27	2,438	2,358
[3]	Bermuda	4.750%	2/15/29	320	312
[3,6]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	652	648
[3,6]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,514	1,541
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,038	1,057
[3,6]	CDP Financial Inc.	4.875%	6/5/29	1,360	1,372
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	245	246
[3]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
	Corp. Andina de Fomento	4.125%	1/7/28	1,102	1,085
	Corp. Andina de Fomento	5.000%	1/24/29	290	291
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	3,990	3,823
[3,6,11]	Development Bank of Japan Inc.	4.625%	4/10/29	200	200
[3]	Dominican Republic	6.875%	1/29/26	347	350
[3]	Dominican Republic	5.950%	1/25/27	313	311
	Ecopetrol SA	8.625%	1/19/29	500	530
	Ecopetrol SA	6.875%	4/29/30	92	90
	Ecopetrol SA	7.750%	2/1/32	578	563
[3]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,124	2,120
	European Investment Bank	3.750%	11/15/29	4,826	4,677
[3,9]	European Investment Bank	2.875%	10/15/31	450	477
[3,9]	European Investment Bank	2.625%	9/4/34	1,866	1,912
[3,9]	European Union	2.750%	10/5/26	17,590	18,386
[3,9]	European Union	3.125%	12/4/30	150	160
[3,9]	European Union	0.700%	7/6/51	4,830	2,808
	Federative Republic of Brazil	4.250%	1/7/25	2,335	2,335
	Federative Republic of Brazil	3.875%	6/12/30	286	251
[9]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	3,816	3,930
[6,9]	Hellenic Republic	3.375%	6/15/34	5,188	5,447
[9]	Hellenic Republic	4.200%	1/30/42	1,140	1,257
[6,9]	Hellenic Republic	4.125%	6/15/54	1,063	1,145
[3,6]	International Development Association	4.375%	11/27/29	11,359	11,282
[3,12]	Japan	1.200%	6/20/53	84,200	420
[3,12]	Japan	2.200%	6/20/54	84,200	529
[3,6]	Japan Finance Organization for Municipalities	5.000%	4/23/29	756	763
[11]	Japan International Cooperation Agency	4.750%	5/21/29	226	226
[3,13]	KFW	4.000%	11/5/26	7,530	7,489
[13]	KFW	3.500%	8/27/27	9,032	8,840
[6]	Kingdom of Belgium	4.875%	6/10/55	388	364
[3]	Kingdom of Morocco	2.375%	12/15/27	200	183
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	237	237
[3,6]	KSA Sukuk Ltd.	5.250%	6/4/27	540	544
[3,14]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	456	459
[3]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,030	2,016
[3]	Oman Government Bond	4.750%	6/15/26	6,340	6,273
[3,6]	Ontario Teachers' Finance Trust	4.625%	4/10/29	250	249
	Petroleos Mexicanos	6.875%	10/16/25	575	573
	Petroleos Mexicanos	4.500%	1/23/26	2,180	2,099
	Petroleos Mexicanos	6.500%	3/13/27	1,760	1,700
	Petroleos Mexicanos	8.750%	6/2/29	1,070	1,072
	Petroleos Mexicanos	6.840%	1/23/30	990	902

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
		Province of Quebec	4.500%	4/3/29	635	632
[3,9]		Republic of Bulgaria	4.125%	9/23/29	3,750	4,070
[9]		Republic of Bulgaria	3.625%	9/5/32	1,200	1,269
[3]		Republic of Chile	2.750%	1/31/27	4,869	4,640
[3]		Republic of Colombia	3.000%	1/30/30	800	666
[3]		Republic of Colombia	3.125%	4/15/31	41	33
[3]		Republic of Colombia	7.750%	11/7/36	1,655	1,616
[3]		Republic of Guatemala	4.375%	6/5/27	200	192
[9]		Republic of Iceland	3.500%	3/21/34	3,355	3,622
[3,9]		Republic of Indonesia	3.375%	7/30/25	100	103
[3]		Republic of Indonesia	4.150%	9/20/27	2,691	2,629
		Republic of Indonesia	3.500%	1/11/28	300	286
[3]		Republic of Indonesia	4.550%	1/11/28	200	197
[9]		Republic of Lithuania	3.500%	7/3/31	264	282
[3]		Republic of Panama	3.160%	1/23/30	1,500	1,252
[3]		Republic of Paraguay	5.000%	4/15/26	1,144	1,135
[3]		Republic of Peru	2.392%	1/23/26	4,501	4,366
		Republic of Peru	2.844%	6/20/30	200	176
[3]		Republic of Peru	2.783%	1/23/31	7,421	6,327
[3]		Republic of Peru	5.375%	2/8/35	896	859
[3]		Republic of Poland	5.750%	11/16/32	500	510
		Republic of South Africa	4.850%	9/30/29	2,700	2,511
[3,6]		Republic of South Africa	7.950%	11/19/54	880	843
		Republic of the Philippines	3.229%	3/29/27	671	647
		Republic of the Philippines	5.170%	10/13/27	200	201
		Republic of the Philippines	3.000%	2/1/28	200	188
		Republic of the Philippines	5.250%	5/14/34	200	197
[3]		Republic of Uzbekistan International Bond	5.375%	2/20/29	300	283
[3]		Saudi Arabian Oil Co.	1.625%	11/24/25	200	194
[3,15]		Southern Gas Corridor CJSC	6.875%	3/24/26	3,431	3,468
[3]		State of Israel	5.375%	3/12/29	280	279
[3]		State of Israel	4.500%	1/17/33	490	449
		United Mexican States	4.150%	3/28/27	1,200	1,173
		United Mexican States	4.500%	4/22/29	7,500	7,147
[3]		United Mexican States	2.659%	5/24/31	200	162
[3]		United Mexican States	4.875%	5/19/33	615	550
[3,16]		United Mexican States	7.500%	5/26/33	37,400	1,515
[3,16]		United Mexican States	7.750%	11/23/34	16,600	664
[9]		Ville de Paris	3.750%	6/22/48	400	409
Total Sovereign Bonds (Cost $173,790)						170,002
					Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.0%)
[17]		Vanguard Market Liquidity Fund	4.466%		144,970	14,497
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.6%)
		United States Treasury Bill	4.256%	11/28/25	8,560	8,248
Total Temporary Cash Investments (Cost $22,735)						22,745
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	1/24/25	45	$109.00	4,905	26
	10-Year U.S. Treasury Note Futures Contracts	1/24/25	45	111.00	4,995	5
						31

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.550% Annually	BNPSW	4/10/25	3.550%	15,400	164
Total Options Purchased (Cost $118)					195
Total Investments (101.9%) (Cost $1,517,096)					1,482,930
Other Assets and Liabilities—Net (-1.9%)					(28,348)
Net Assets (100%)					1,454,582
Cost is in $000.
1	Securities with a value of $2,278,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,820,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $103,153,000, representing 7.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in British pounds.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of Poland.
11	Guaranteed by the Government of Japan.
12	Face amount denominated in Japanese yen.
13	Guaranteed by the Federal Republic of Germany.
14	Guaranteed by the Republic of Hungary.
15	Guaranteed by the Republic of Azerbaijan.
16	Face amount denominated in Mexican pesos.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	1/24/25	90	$110.00	9,900	(23)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	2,000	(141)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	4/10/25	3.700%	23,100	(194)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	2,000	(203)
					(397)
					(538)
Total Options Written (Premiums Received $472)					(561)
BNPSW—BNP Paribas.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	48	5,103	(1)
Long Gilt	March 2025	5	578	(24)
Long U.S. Treasury Bond	March 2025	61	6,944	(27)
Ultra 10-Year U.S. Treasury Note	March 2025	321	35,731	(212)
Ultra Long U.S. Treasury Bond	March 2025	40	4,756	(34)
				(298)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(391)	(80,393)	(61)
10-Year Japanese Government Bond	March 2025	(5)	(4,509)	17
10-Year U.S. Treasury Note	March 2025	(6)	(652)	(2)
Euro-Bobl	March 2025	(95)	(11,598)	138
Euro-Bund	March 2025	(145)	(20,042)	508
Euro-Buxl	March 2025	(50)	(6,872)	402
Euro-OAT	March 2025	(1)	(128)	3
Euro-Schatz	March 2025	(192)	(21,278)	85
Mini 10-Year Japanese Government Bond	March 2025	(58)	(5,239)	11
				1,101
				803

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	3/19/25	EUR	222	USD	231	—	(1)
Toronto-Dominion Bank	3/19/25	EUR	123	USD	129	—	(1)
Royal Bank of Canada	3/19/25	USD	62,707	EUR	60,093	254	—
UBS AG	3/19/25	USD	816	EUR	781	4	—
Toronto-Dominion Bank	3/19/25	USD	106	EUR	102	1	—
State Street Bank & Trust Co.	3/19/25	USD	70	EUR	67	—	—
Toronto-Dominion Bank	2/4/25	USD	5,281	GBP	4,215	6	—
Toronto-Dominion Bank	3/19/25	USD	1,010	JPY	157,073	3	—
State Street Bank & Trust Co.	3/19/25	USD	2,240	MXN	45,797	71	—
Barclays Bank plc	3/19/25	USD	38	MXN	784	1	—
						340	(2)
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	18,900	5.000	1,488	114
iTraxx Europe-S42-V1	12/20/29	EUR	7,000	1.000	146	(6)
						108

Credit Protection Purchased
iTraxx Europe Crossover-S42-V1	12/20/29	EUR	16,950	(5.000)	(1,412)	87
						195
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	14,000[1]	4.151[2]	(4.490)[3]	(8)	(7)
12/12/26	N/A	7,500[1]	4.490[3]	(3.967)[2]	18	18
12/31/26	3/3/25[4]	14,100[1]	4.010[2]	(0.000)[3]	(8)	(8)
8/30/27	N/A	4,500[1]	4.490[3]	(3.476)[2]	88	88
5/14/28	5/14/27[4]	11,760[1]	3.871[5]	(0.000)[6]	(14)	(14)
5/17/28	5/17/27[4]	6,185[1]	3.715[5]	(0.000)[6]	(16)	(16)
10/4/28	10/4/27[4]	97,800[1]	3.142[2]	(0.000)[3]	(736)	(736)
10/15/28	10/15/27[4]	13,400[1]	3.376[2]	(0.000)[3]	(73)	(73)
5/31/29	3/3/25[4]	3,400[1]	4.005[2]	(0.000)[3]	—	—
5/31/29	3/3/25[4]	3,300[1]	4.015[2]	(0.000)[3]	(1)	(1)
5/31/29	3/3/25[4]	3,200[1]	3.851[2]	(0.000)[3]	(21)	(21)
7/5/29	N/A	1,500[1]	2.530[5]	(0.000)[7]	9	9
7/5/29	N/A	1,380[1]	2.525[5]	(0.000)[7]	8	8
7/5/29	N/A	1,380[1]	2.523[5]	(0.000)[7]	8	8

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/10/29	N/A	1,767[1]	2.491[5]	(0.000)[7]	7	7
7/10/29	N/A	1,530[1]	2.484[5]	(0.000)[7]	6	6
7/15/29	N/A	1,535[1]	2.420[5]	(0.000)[7]	1	1
7/18/29	N/A	1,535[1]	2.449[5]	(0.000)[7]	3	3
7/19/29	N/A	1,535[1]	2.437[5]	(0.000)[7]	2	2
8/1/29	N/A	1,540[1]	2.394[5]	(0.000)[7]	(2)	(2)
8/5/29	N/A	1,532[1]	2.363[5]	(0.000)[7]	(4)	(4)
11/7/29	N/A	37,080[1]	2.495[5]	(0.000)[7]	42	42
5/14/34	5/14/29[4]	2,751[1]	0.000[3]	(3.961)[2]	14	14
5/17/34	5/17/29[4]	1,440[1]	0.000[3]	(3.841)[2]	14	14
8/15/34	3/3/25[4]	3,100[1]	0.000[3]	(3.789)[2]	65	65
10/2/34	10/2/29[4]	22,200[1]	0.000[3]	(3.416)[2]	569	569
10/15/34	10/15/29[4]	3,000[1]	0.000[3]	(3.614)[2]	55	55
3/19/35	3/19/25[4]	3,600[8]	3.500[9]	(0.000)[10]	433	(103)
10/2/44	10/2/34[4]	190[1]	0.000[3]	(3.575)[2]	6	6
7/5/54	N/A	330[1]	0.000[7]	(2.522)[5]	(8)	(8)
7/5/54	N/A	310[1]	0.000[7]	(2.524)[5]	(8)	(8)
7/5/54	N/A	300[1]	0.000[7]	(2.519)[5]	(7)	(7)
7/10/54	N/A	380[1]	0.000[7]	(2.510)[5]	(8)	(8)
7/10/54	N/A	330[1]	0.000[7]	(2.499)[5]	(6)	(6)
7/15/54	N/A	330[1]	0.000[7]	(2.469)[5]	(4)	(4)
7/18/54	N/A	330[1]	0.000[7]	(2.501)[5]	(7)	(7)
7/19/54	N/A	330[1]	0.000[7]	(2.482)[5]	(5)	(5)
8/1/54	N/A	330[1]	0.000[7]	(2.454)[5]	(3)	(3)
8/5/54	N/A	330[1]	0.000[7]	(2.411)[5]	(1)	(1)
11/7/54	N/A	7,839[1]	0.000[7]	(2.434)[5]	(37)	(37)
					371	(164)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Interest payment received/paid at maturity.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
8 Notional amount denominated in euro.
9 Interest payment received/paid semi-annually.
10 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2024, counterparties had deposited in segregated accounts cash of $10,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
F.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	741,267	—	741,267
Asset-Backed/Commercial Mortgage-Backed Securities	—	101,867	—	101,867
Corporate Bonds	—	446,854	—	446,854
Sovereign Bonds	—	170,002	—	170,002
Temporary Cash Investments	14,497	8,248	—	22,745
Options Purchased	31	164	—	195
Total	14,528	1,468,402	—	1,482,930

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,164	—	—	1,164
Forward Currency Contracts	—	340	—	340
Swap Contracts	1,116[1]	—	—	1,116
Total	2,280	340	—	2,620
Liabilities
Options Written	(23)	(538)	—	(561)
Futures Contracts[1]	(361)	—	—	(361)
Forward Currency Contracts	—	(2)	—	(2)
Swap Contracts	(1,085)[1]	—	—	(1,085)
Total	(1,469)	(540)	—	(2,009)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.